Stock-based compensation	12 Months Ended
Dec. 31, 2025
Stock-based compensation
Stock-based compensation

Note 33.Stock-based compensation

Stock-based compensation in WISeKey International Holding Ltd

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN Class B Shares.

Grants

Options granted
Year ended December 31,	on Class B Shares
2025	22,129
2024	152,090
2023	18,418

Options granted during the periods were primarily issued to Board members, employees, and certain external advisors. Each option entitles the holder to acquire one WIHN Class B Share.

No options on WIHN Class A Shares were granted during the years ended December 31, 2025, 2024 and 2023. Options granted under the plans generally vest immediately upon grant unless otherwise specified.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of a WIHN Class B Share. Expected volatility is based on historical volatility of WIHN Class B Shares.

Prior to 2025, all option grants were classified as equity instruments. However, in the second half of 2025, WISeKey management decided to permit the withholding of shares as a means of meeting the grantee’s tax obligation in relation to their option exercise, which means that, for jurisdictions that do not have any withholding requirement, the awards are accounted for as liabilities under ASC 718, measured at fair value on the grant date and remeasured at each reporting period until settlement. The reclassification of some options from equity to liability and the related remeasurement at fair value at December 31, 2025 generated a net credit to the income statement of USD 2,914,204 in the year ended December 31, 2025 (USD 1,590,825 for WIHN Class B Shares and USD 1,323,379 for WIHN Class A Shares), in relation to WISeKey options granted to employees and Board members.

The following assumptions were used to estimate the fair value of stock options granted:

Assumption	December 31, 2025	December 31, 2024	December 31, 2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	83.07 – 127.81%	71.29 – 71.60%	69.77 - 70.72%
Average remaining expected life of stock options on WIHN Class B Shares (years)	3.32	4.30	5.23
Average remaining expected life of stock options on WIHN Class A Shares (years)	2.90	3.90	4.90

Unvested options to employees as at December 31, 2025 were recognized prorata temporis over the service period (grant date to vesting date).

The following table summarizes the development of the Group’s non-vested options for the years ended December 31, 2025 and 2024.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
		Weighted-		Weighted-
	Number of	average grant	Number of	average grant
	shares under	date fair value	shares under	date fair value
Non-vested options	options	(USD)	options	(USD)
Non-vested options as at December 31, 2023	268	7.50	—	—
Granted	152,090	6.79	—	—
Vested	(152,222)	6.79	—	—
Non-vested forfeited or cancelled	—	—	—	—
Non-vested options as at December 31, 2024	136	7.55	—	—
Granted	22,129	11.08	—	—
Vested	(22,265)	11.06	—	—
Non-vested forfeited or cancelled	—	—	—	—
Non-vested options as at December 31, 2025	—	—	—	—

As at December 31 2025, there was no unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2025 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN Class B Shares at grant date, over the requisite service period.

The following tables summarize the Group’s stock option activity for the years ended December 31, 2025, 2024 and 2023.

			Weighted average
	WIHN Class B	Weighted-average	remaining	Aggregate
	Shares under	exercise price	contractual term	intrinsic value
Options on WIHN Class B Shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	—		—
Granted	152,090	1.35	—	—
Exercised or converted	(23,570)	0.11	—	496,406
Forfeited or cancelled	—	—	—	—
Expired	(300)	—	—	—
Outstanding as at December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	—	—	—
Granted	22,129	0.97	—	—
Exercised or converted	(7,741)	0.13	—	127,275
Forfeited or cancelled	(1,200)	3.16	—	—
Expired	(200)	—	—	—
Outstanding as at December 31, 2025	289,247	2.47	4.31	4,073,566
Of which vested	289,247	2.47	4.31	4,073,566
Of which non-vested	—	—	—	—

			Weighted average
	WIHN Class	Weighted-average	remaining	Aggregate
	A Shares under	exercise price	contractual term	intrinsic value
Options on WIHN Class A Shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339
Granted	—	—	—	—
Outstanding as at December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175
Granted	—	—	—	—
Outstanding as at December 31, 2025	392,720	0.25	2.90	526,675
Of which vested	392,720	0.25	2.90	526,675

Stock-based compensation in SEALSQ Corp

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Ordinary Share Option Plan (“OSOP”) were approved respectively on January 19, 2023, and September 15, 2023, by the Board of directors of SEALSQ.

Grants

During the years ended December 31, 2025, 2024 and 2023, the Group granted options exercisable into ordinary and F shares of SEALSQ as follows:

	Options granted	Options granted
Year ended December 31,	on Ordinary Shares of SEALSQ	on F Shares of SEALSQ
2025	3,042,652	—
2024	245,165	23
2023	—	77

Options granted during the periods were primarily issued to Board members, employees, and certain external advisors. Each option entitles the holder to acquire one share.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility was based on historical volatility of SEALSQ’s ordinary shares in 2025 and 2024, and on historical share price volatility of other companies in the same industry and of a similar size for prior periods.

In the year ended December 31, 2025, a total charge of USD 11,260,701 for options granted to Board members, employees and advisors was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

	December 31,	December 31,	December 31,
Assumption	2025	2024	2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	175.40 - 183.25%	65.31 - 140.47%	73.19%
Average remaining expected life of stock options on F shares (years)	—	—	6.19
Average remaining expected life of stock options on ordinary shares (years)	5.33	6.53	n/a

The following tables illustrates the development of the Group’s non-vested options for the years ended December 31, 2025 and 2024.

	Options on ordinary shares
		Weighted-
	Number of	average grant
	shares under	date fair value
Non-vested options	options	(USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	1,200	4.29

Options on F shares
Weighted-
	Number of	average grant
	shares under	date fair value
Non-vested options	options	(USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2025 and 2024.

			Weighted average
		Weighted-average	remaining	Aggregate
	Ordinary shares	exercise price	contractual term	intrinsic value
Options on ordinary shares	under options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	—	—	—	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	—	—
Exercised or converted	(2,647,019)	0.01	—	9,471,366
Forfeited or cancelled	(65,774)	0.01	—	—
Outstanding as at December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376

Weighted average
		Weighted-average	remaining	Aggregate
	F shares under	exercise price	contractual term	intrinsic value
Options on F shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	23	0.05	—	—
Exercised or converted	(100)	0.05	—	118
Outstanding as at December 31, 2024	—	—	—	—
Of which vested	—	—	—	—
Granted	—	—	—	—
Exercised or converted	—	—	—	—
Outstanding as at December 31, 2025	—	—	—	—
Of which vested	—	—	—	—

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
In relation to Employee Stock Option Plans (ESOP)	(2,950)	1,034	178
In relation to non-ESOP Option Agreements	36	—	—
In relation to SEALSQ Corp’s OSOP	11,261	148	—
Total	8,347	1,182	178

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Research & development expenses	2,062	—	—
Selling & marketing expenses	3,069	—	67
General & administrative expenses	3,216	1,182	111
Total	8,347	1,182	178

The following table reconciles the total stock-based compensation expense to the amounts recognized in stockholders’ equity:

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Total stock-based compensation for the period	8,347	1,182	178
Less: stock-based compensation classified as liability	(5,084)	—	—
Stock-based compensation recognized in APIC	3,263	1,182	178